STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Australia - 6.7%
Ampol	7,339	[a]	155,474
APA Group	35,011		237,521
Aristocrat Leisure	18,081		525,241
ASX	5,756	[a]	342,454
Aurizon Holdings	52,690	[a]	132,204
AusNet Services	59,032		108,456
Australia & New Zealand Banking Group	85,632		1,618,379
BHP Group	88,741	[a,b]	2,848,055
BHP Group	63,529	[a]	2,005,280
BlueScope Steel	15,224	[a]	199,007
Brambles	43,942	[a]	302,446
Cochlear	2,001	[a]	273,943
Coles Group	39,939	[a]	460,360
Commonwealth Bank of Australia	53,363	[a]	3,550,297
Computershare	16,405	[a]	227,166
Crown Resorts	11,525	[a]	99,180
CSL	14,384	[a]	2,671,300
Dexus	32,863		240,420
Domino's Pizza Enterprises	1,751	[a]	129,482
Endeavour Group	40,330	[a]	180,744
Evolution Mining	56,228	[a]	140,970
Fortescue Metals Group	51,011	[a]	722,261
Goodman Group	50,012		825,182
IDP Education	6,055	[a]	126,983
Insurance Australia Group	74,564	[a]	224,512
LendLease	19,853	[a]	140,796
Macquarie Group	10,539		1,383,243
Magellan Financial Group	4,265	[a,b]	56,695
Medibank Private	84,613	[a]	186,106
Mirvac Group	119,856		223,576
National Australia Bank	99,052		1,910,068
Newcrest Mining	24,863	[a]	382,601
Northern Star Resources	33,514	[a]	198,955
Orica	12,541		124,106
Origin Energy	51,551	[a]	206,107
Qantas Airways	28,186	[a,b]	96,714
QBE Insurance Group	44,915	[a]	355,839
Ramsay Health Care	5,552	[a]	247,831
REA Group	1,628	[a]	169,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Australia - 6.7% (continued)
Reece	8,692	[a]	134,451
Rio Tinto	11,166	[a]	886,630
Santos	95,860	[a]	485,545
Scentre Group	158,589	[a]	331,084
SEEK	10,177	[a]	210,982
Sonic Healthcare	13,860	[a]	370,559
South32	139,987	[a]	384,421
Stockland	72,938		211,077
Suncorp Group	38,961	[a]	306,370
Sydney Airport	39,047		239,321
Tabcorp Holdings	67,526	[a]	237,482
Telstra	124,228	[a]	345,586
The GPT Group	58,367	[a]	207,711
Transurban Group	91,733		810,517
Treasury Wine Estates	22,182	[a]	167,013
Vicinity Centres	111,546	[a]	129,433
Washington H Soul Pattinson & Co.	6,210		120,171
Wesfarmers	34,105		1,284,781
Westpac Banking	110,348		1,592,487
WiseTech Global	4,263	[a]	139,211
Woodside Petroleum	28,771	[a]	511,759
Woolworths Group	37,975	[a]	927,669
			34,063,251
Austria - .2%
Erste Group Bank	10,438		485,673
OMV	4,355	[a]	264,881
Raiffeisen Bank International	4,530		126,845
Verbund	2,002	[a]	211,964
Voestalpine	3,559	[a]	118,806
			1,208,169
Belgium - .8%
Ageas	5,243	[a]	252,230
Anheuser-Busch InBev	22,919	[a]	1,444,011
Colruyt	1,684	[a]	68,337
Elia Group	924	[a]	124,657
Groupe Bruxelles Lambert	1,430	[a]	153,454
Groupe Bruxelles Lambert	2,021	[a]	216,876
KBC Group	7,520		652,768
Proximus	4,669		95,221
Sofina	467	[a]	186,098
Solvay	2,204		265,442
UCB	3,770	[a]	374,244
Umicore	5,993	[a]	226,572
			4,059,910

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Chile - .0%
Antofagasta	11,576	[a]	211,594
Denmark - 2.5%
Ambu, Cl. B	5,172	[b]	109,623
AP Moller - Maersk, Cl. A	93	[a]	311,235
AP Moller - Maersk, Cl. B	174	[a]	624,400
Carlsberg, Cl. B	3,007	[a]	486,159
Chr. Hansen Holding	3,127		250,621
Coloplast, Cl. B	3,568		518,515
Danske Bank	20,996	[a]	406,766
Demant	3,129	[a]	138,408
DSV	6,186	[a]	1,257,921
Genmab	1,976	[a]	671,300
GN Store Nord	3,764	[a]	227,660
Novo Nordisk, Cl. B	50,651	[a]	5,070,595
Novozymes, Cl. B	6,146		422,078
Orsted	5,699	[a,c]	607,234
Pandora	3,048		330,437
Rockwool International, Cl. B	258	[a]	98,661
Tryg	10,579		249,731
Vestas Wind Systems	30,505	[a]	820,412
			12,601,756
Finland - 1.2%
Elisa	4,357		256,167
Fortum	13,215	[a]	360,269
Kesko, Cl. B	8,078		256,066
Kone, Cl. B	10,224	[a]	664,699
Neste	12,725		571,061
Nokia	163,035	[a]	966,845
Nordea Bank	97,271		1,154,557
Orion, Cl. B	3,260	[a]	132,421
Sampo, Cl. A	15,029	[a]	747,006
Stora Enso, Cl. R	17,722		361,112
UPM-Kymmene	16,040		584,304
Wartsila	13,856		171,665
			6,226,172
France - 11.2%
Accor	5,143	[a]	188,567
Aeroports de Paris	919	[a]	124,419
Air Liquide	14,250	[a]	2,443,834
Airbus	17,732	[a]	2,263,652
Alstom	9,411	[a]	305,424
Amundi	1,829	[a,c]	142,518
Arkema	1,862	[a]	274,586
AXA	58,219	[a]	1,842,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
France - 11.2% (continued)
BioMerieux	1,206	[a]	141,235
BNP Paribas	33,834	[a]	2,417,866
Bollore	26,870	[a]	144,965
Bouygues	6,937	[a]	244,111
Bureau Veritas	8,956	[a]	256,492
Capgemini	4,823	[a]	1,081,325
Carrefour	19,157	[a]	364,718
Cie de Saint-Gobain	15,303	[a]	1,039,555
Cie Generale des Etablissements Michelin	5,096	[a]	852,919
CNP Assurances	4,892	[a]	119,919
Covivio	1,575	[a]	131,378
Credit Agricole	37,746	[a]	566,591
Danone	19,649	[a]	1,224,120
Dassault Aviation	776	[a]	91,874
Dassault Systemes	19,956	[a]	960,851
Edenred	7,626	[a]	326,838
Eiffage	2,529	[a]	265,260
Electricite de France	15,014		143,537
Engie	55,104	[a]	844,257
EssilorLuxottica	8,637	[a]	1,637,788
Eurazeo	1,218	[a]	96,760
Faurecia	3,397	[a,d]	147,426
Gecina	1,403	[a]	189,893
Getlink	12,921	[a]	203,806
Hermes International	953	[a]	1,427,817
Ipsen	1,162	[a]	113,100
Kering	2,256		1,684,405
Klepierre	5,840	[a]	154,886
La Francaise des Jeux SAEM	2,871	[a,c]	118,649
Legrand	8,045	[a]	818,723
L'Oreal	7,548	[a]	3,231,094
LVMH	8,350		6,865,656
Orange	59,974		702,953
Orpea	1,495	[a]	65,465
Pernod Ricard	6,302		1,345,684
Publicis Groupe	6,933	[a]	469,360
Remy Cointreau	697	[a]	145,339
Renault	5,779	[a]	229,280
Safran	10,268	[a]	1,245,735
Sanofi	34,203	[a]	3,555,445
Sartorius Stedim Biotech	823	[a]	360,325
Schneider Electric	16,260	[a]	2,764,086
SEB	793	[a]	120,331

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
France - 11.2% (continued)
Societe Generale	24,385	[a]	904,678
Sodexo	2,696		249,731
Teleperformance	1,767	[a]	665,782
Thales	3,247		298,486
TotalEnergies	75,451		4,273,692
Ubisoft Entertainment	2,868	[a]	164,038
Unibail-Rodamco-Westfield	3,787	[a]	289,137
Valeo	6,746	[a]	188,509
Veolia Environnement	19,742	[a]	714,356
Vinci	16,179		1,769,855
Vivendi	23,554	[a]	308,681
Wendel	818	[a]	88,947
Worldline	7,106	[a,c]	345,217
			56,758,598
Germany - 8.2%
adidas	5,727	[a]	1,559,743
Allianz	12,401	[a]	3,176,122
BASF	27,627	[a]	2,098,135
Bayer	29,551	[a]	1,791,528
Bayerische Motoren Werke	9,913	[a]	1,035,547
Bechtle	2,481	[a]	147,540
Beiersdorf	3,080	[a]	304,934
Brenntag	4,605	[a]	391,689
Carl Zeiss Meditec-BR	1,222		194,440
Commerzbank	30,363	[a]	258,714
Continental	3,361	[a]	321,781
Covestro	5,740	[a,c]	341,308
Daimler	25,744	[a,b]	2,026,498
Daimler Truck Holding	13,075	[a]	460,944
Delivery Hero	4,849	[a,c]	370,332
Deutsche Bank	62,167	[a]	854,015
Deutsche Boerse	5,715	[a]	1,009,182
Deutsche Lufthansa	17,057	[a]	130,949
Deutsche Post	29,816	[a]	1,776,786
Deutsche Telekom	100,255	[a]	1,878,857
E.ON	67,841	[a]	931,661
Evonik Industries	6,407	[a]	207,271
Fresenius & Co.	12,531	[a]	514,809
Fresenius Medical Care & Co.	6,100	[a]	411,766
GEA Group	4,688	[a]	219,843
Hannover Rueck	1,842	[a]	369,495
HeidelbergCement	4,532	[a]	312,022
HelloFresh	4,898	[a]	321,943
Henkel & Co.	3,175	[a]	249,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Germany - 8.2% (continued)
Infineon Technologies	39,281		1,604,591
KION Group	2,198	[a]	200,542
Knorr-Bremse	2,212	[a]	223,149
LANXESS	2,494	[a]	150,553
LEG Immobilien	2,149	[a]	283,849
Merck	3,865	[a]	842,538
MTU Aero Engines	1,583	[a]	333,808
Muenchener Rueckversicherungs-Gesellschaft	4,210	[a]	1,320,406
Nemetschek	1,755	[a]	160,156
Puma	3,139	[a]	332,230
Rational	148	[a]	122,953
RWE	19,369	[a]	813,826
SAP	31,410	[a]	3,888,883
Scout24	2,673	[a,c]	158,253
Siemens	23,011		3,618,053
Siemens Energy	11,816		262,815
Siemens Healthineers	8,474	[c]	540,222
Symrise	3,860	[a]	460,565
Telefonica Deutschland Holding	30,688	[a]	87,599
Uniper	2,795	[a]	125,727
United Internet	2,914	[a]	113,465
Volkswagen	999	[a]	285,502
Vonovia	22,616	[a]	1,281,203
Zalando	6,659	[a,b,c]	523,207
			41,401,732
Hong Kong - 2.8%
AIA Group	363,800	[a]	3,778,887
BOC Hong Kong Holdings	112,500	[a]	433,557
Budweiser Brewing	49,000	[a,c]	129,312
Chow Tai Fook Jewellery Group	61,400		107,614
CK Asset Holdings	59,475	[a]	396,098
CK Hutchison Holdings	81,975	[a]	581,227
CK Infrastructure Holdings	18,500	[a]	114,084
CLP Holdings	49,788		497,438
ESR Cayman	60,000	[a,c]	202,855
Futu Holdings, ADR	1,571	[a]	67,946
Galaxy Entertainment Group	66,277	[a]	385,385
Hang Lung Properties	61,000		130,569
Hang Seng Bank	23,300	[a]	460,467
Henderson Land Development	44,138	[a]	193,088
HK Electric Investments	81,500	[a]	81,132
HKT Trust & HKT	115,660	[a]	157,693
Hong Kong & China Gas	335,267	[a]	516,308

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Hong Kong - 2.8% (continued)
Hong Kong Exchanges & Clearing	36,242	[a]	2,045,413
Hongkong Land Holdings	35,500	[a]	192,406
Jardine Matheson Holdings	6,546	[a]	386,861
Link REIT	62,722		537,838
Melco Resorts & Entertainment, ADR	6,671	[a]	70,446
MTR	45,756	[a]	247,258
New World Development	44,141		179,814
Power Assets Holdings	42,000	[a]	258,343
Sino Land	101,730	[a]	131,832
SITC International Holdings	41,000		155,622
Sun Hung Kai Properties	39,699		483,467
Swire Pacific, Cl. A	15,000	[a]	90,533
Swire Properties	35,800	[a]	95,611
Techtronic Industries	41,365	[a]	680,054
WH Group	254,885	[a,c]	170,065
Wharf Real Estate Investment	50,311	[a]	238,894
Xinyi Glass Holdings	51,000	[a]	135,233
			14,333,350
Ireland - 1.0%
CRH	23,403		1,176,510
DCC	2,992		251,146
Experian	27,639		1,154,299
Flutter Entertainment	5,012	[a]	764,152
James Hardie Industries-CDI	13,339		447,893
Kerry Group, Cl. A	4,862		612,700
Kingspan Group	4,616		446,167
Smurfit Kappa Group	7,333		386,570
			5,239,437
Israel - .7%
Azrieli Group	1,217	[a]	109,898
Bank Hapoalim	34,851		361,335
Bank Leumi Le-Israel	43,507		466,028
Check Point Software Technologies	3,241	[a]	392,193
CyberArk Software	1,198	[a]	164,306
Elbit Systems	815		135,788
Fiverr International	903	[a]	77,035
ICL Group	21,640		195,676
Inmode	1,530	[a]	73,792
Israel Discount Bank, Cl. A	35,593		238,402
Kornit Digital	1,430	[a]	150,236
Mizrahi Tefahot Bank	4,304		166,153
NICE	1,912	[a]	490,031
Teva Pharmaceutical Industries, ADR	33,328	[a]	280,955

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Israel - .7% (continued)
Wix.com	1,662	[a]	218,337
			3,520,165
Italy - 2.1%
Amplifon	3,638	[a]	154,091
Assicurazioni Generali	33,290	[b]	698,690
Atlantia	15,024	[a]	278,389
Davide Campari-Milano	15,324	[a]	191,641
DiaSorin	754	[a]	116,205
Enel	244,644		1,875,615
Eni	75,631		1,134,037
Ferrari	3,791	[a]	871,865
FinecoBank Banca Fineco	18,163		304,721
Infrastrutture Wireless Italiane	10,382	[a,c]	111,909
Intesa Sanpaolo	496,687		1,468,231
Mediobanca Banca Di Credito Finanziario	18,254		208,766
Moncler	6,127	[a]	391,071
Nexi	14,148	[a,c]	207,037
Poste Italiane	16,007	[c]	213,946
Prysmian	7,718	[a]	259,694
Recordati Industria Chimica E Farmaceutica	3,207		178,990
Snam	61,427		343,082
Telecom Italia	287,304	[a]	135,110
Terna Rete Elettrica Nazionale	42,888		335,962
UniCredit	64,434	[a]	1,016,361
			10,495,413
Japan - 22.2%
Advantest	5,900		502,957
Aeon	19,900		453,753
AGC	5,660		259,404
Aisin	4,400		160,142
Ajinomoto	14,000		391,088
ANA Holdings	4,900		103,324
Asahi Group Holdings	13,900		568,105
Asahi Intecc	6,700		114,214
Asahi Kasei	37,600		369,705
Astellas Pharma	55,995		900,895
Azbil	3,800		149,655
Bandai Namco Holdings	5,950		418,375
Benefit One	2,500		75,970
Bridgestone	17,100		750,696
Brother Industries	7,200		133,048
Canon	30,017		708,865

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Capcom	5,200		125,442
Central Japan Railway	4,300		569,292
Chubu Electric Power	18,900		189,552
Chugai Pharmaceutical	20,084		652,151
Concordia Financial Group	33,200		136,462
Cosmos Pharmaceutical	600		75,221
CyberAgent	11,800		137,501
Dai Nippon Printing	6,800		163,745
Daifuku	3,100		215,530
Dai-ichi Life Holdings	30,200		679,300
Daiichi Sankyo	53,049		1,187,731
Daikin Industries	7,500		1,575,717
Daito Trust Construction	2,000		229,020
Daiwa House Industry	16,900		493,176
Daiwa House REIT Investment	67		199,683
Daiwa Securities Group	42,900		258,582
Denso	13,000		969,224
Dentsu Group	6,500		224,970
Disco	800		219,534
East Japan Railway	9,100		521,035
Eisai	7,100		358,789
ENEOS Holdings	92,126		364,467
FANUC	5,729		1,133,705
Fast Retailing	1,758		1,033,038
Fuji Electric	3,900		209,881
FUJIFILM Holdings	10,900		729,705
Fujitsu	5,880		775,537
GLP J-REIT	129		207,869
GMO Payment Gateway	1,200		104,900
Hakuhodo DY Holdings	7,100		108,845
Hamamatsu Photonics K.K.	4,300		220,210
Hankyu Hanshin Holdings	7,000		204,043
Hikari Tsushin	600		71,999
Hino Motors	8,800		76,401
Hirose Electric	933		139,385
Hitachi	29,080		1,515,789
Hitachi Construction Machinery	3,300		84,487
Hitachi Metals	6,600	[a]	118,823
Honda Motor	49,059		1,440,242
Hoshizaki	1,600		118,582
Hoya	11,100		1,437,377
Hulic	11,600		112,224
Ibiden	3,200		178,637
Idemitsu Kosan	6,075		154,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Iida Group Holdings	4,400		91,633
Inpex	30,300		304,225
Isuzu Motors	17,100		209,444
Ito En	1,600		86,469
ITOCHU	35,800		1,149,975
Itochu Techno-Solutions	3,000		81,846
Japan Airlines	4,400	[a]	83,066
Japan Exchange Group	15,500		319,747
Japan Post Bank	12,600		124,110
Japan Post Holdings	73,500		626,344
Japan Post Insurance	6,200		108,249
Japan Real Estate Investment	38		208,703
Japan Retail Fund Investment	211		177,832
Japan Tobacco	36,100		723,486
JFE Holdings	14,360	[a]	184,178
JSR	6,000		199,952
Kajima	13,900		168,009
Kakaku.com	4,100		84,838
Kansai Paint	5,500		114,201
Kao	14,300		715,534
KDDI	48,463		1,539,904
Keio	3,100		139,592
Keisei Electric Railway	3,900		110,317
Keyence	5,840		3,003,289
Kikkoman	4,300		325,373
Kintetsu Group Holdings	5,235	[a]	152,257
Kirin Holdings	24,700		395,799
Kobayashi Pharmaceutical	1,600		124,994
Kobe Bussan	4,200		130,787
Koei Tecmo Holdings	1,820		65,590
Koito Manufacturing	3,200		160,799
Komatsu	26,300		647,461
Konami Holdings	2,900		156,369
Kose	1,000		91,445
Kubota	30,900		662,973
Kurita Water Industries	3,000		122,987
Kyocera	9,600		592,613
Kyowa Kirin	7,905		198,265
Lasertec	2,300		515,536
Lawson	1,500		66,009
Lion	6,900		90,134
LIXIL Group	7,824		179,362
M3	13,300		509,763
Makita	6,600		247,035

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Marubeni	47,200		488,825
Mazda Motor	17,500		135,574
McDonald's Holdings	2,400		104,745
Medipal Holdings	5,600		100,832
MEIJI Holdings	3,742		233,695
Mercari	3,000	[a]	113,179
Minebea Mitsumi	10,800		265,047
MISUMI Group	8,438		274,607
Mitsubishi	37,998		1,290,002
Mitsubishi Chemical Holdings	37,880		297,571
Mitsubishi Electric	54,900		688,650
Mitsubishi Estate	35,300		510,916
Mitsubishi Gas Chemical	4,900		93,691
Mitsubishi HC Capital	20,700		107,106
Mitsubishi Heavy Industries	9,870		267,353
Mitsubishi UFJ Financial Group	367,690		2,222,653
Mitsui & Co.	47,200		1,180,802
Mitsui Chemicals	5,300		141,506
Mitsui Fudosan	27,386		585,525
Miura	2,700		79,912
Mizuho Financial Group	72,950		984,369
MonotaRO	7,700		125,494
MS&AD Insurance Group Holdings	13,357		458,507
Murata Manufacturing	17,200		1,289,876
NEC	7,280		283,374
NEXON	15,000		283,317
NGK Insulators	8,000		135,530
Nidec	13,500		1,196,353
Nihon M&A Center Holdings	9,200		144,933
Nintendo	3,325		1,630,893
Nippon Building Fund	44		254,490
Nippon Express Holdings	2,352		138,365
Nippon Paint Holdings	21,000		167,923
Nippon Prologis REIT	63		196,667
Nippon Shinyaku	1,500		98,242
Nippon Steel	26,061		423,073
Nippon Telegraph & Telephone	38,700		1,102,883
Nippon Yusen KK	4,780		374,077
Nissan Chemical	3,700		201,368
Nissan Motor	70,600	[a]	375,733
Nisshin Seifun Group	6,038		84,838
Nissin Foods Holdings	1,900		135,012
Nitori Holdings	2,400		343,916
Nitto Denko	4,300		334,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Nomura Holdings	93,700		413,327
Nomura Real Estate Holdings	3,600		84,558
Nomura Real Estate Master Fund	124		171,808
Nomura Research Institute	10,049		353,568
NTT Data	19,000		365,098
Obayashi	20,000		162,046
OBIC	2,100		346,350
Odakyu Electric Railway	9,000		159,113
Oji Holdings	25,200		133,328
Olympus	33,200		744,409
Omron	5,500		401,895
Ono Pharmaceutical	10,900		263,282
Open House	2,500		128,902
Oracle	1,200		89,359
Oriental Land	6,000		1,047,099
ORIX	36,700		757,486
Orix JREIT	78		111,849
Osaka Gas	11,600		197,182
Otsuka	3,500		141,945
Otsuka Holdings	11,900		407,672
Pan Pacific International Holdings	12,700		171,345
Panasonic	66,395		729,379
Persol Holdings	5,100		131,345
Pola Orbis Holdings	2,800		41,696
Rakuten	25,700		222,848
Recruit Holdings	40,800		2,011,824
Renesas Electronics	38,300	[a]	440,880
Resona Holdings	61,100		262,362
Ricoh	20,600		173,995
Rinnai	1,100		98,636
Rohm	2,500		210,109
Ryohin Keikaku	7,800		111,970
Santen Pharmaceutical	11,100		126,424
SBI Holdings	7,430		191,557
SCSK	4,800		81,255
Secom	6,400		452,373
Seiko Epson	8,600		133,785
Sekisui Chemical	11,000		192,618
Sekisui House	18,800		381,145
Seven & i Holdings	22,760		1,112,235
SG Holdings	9,400		200,052
Sharp	6,600		73,384
Shimadzu	7,000		253,189
Shimano	2,200		495,336

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Shimizu	17,000		113,308
Shin-Etsu Chemical	10,700		1,791,904
Shionogi & Co.	7,900		444,241
Shiseido	12,000		607,257
SMC	1,700		950,925
Softbank	86,400		1,081,794
SoftBank Group	36,240		1,603,023
Sohgo Security Services	2,200		80,012
Sompo Holdings	9,470		443,096
Sony Group	37,980		4,243,059
Square Enix Holdings	2,600		127,277
Stanley Electric	3,900		91,269
Subaru	18,400		336,643
Sumco	9,800		180,459
Sumitomo	33,600		521,013
Sumitomo Chemical	45,700		229,946
Sumitomo Dainippon Pharma	5,500		60,101
Sumitomo Electric Industries	23,000		305,447
Sumitomo Metal Mining	7,600		349,510
Sumitomo Mitsui Financial Group	39,200		1,407,862
Sumitomo Mitsui Trust Holdings	9,964		345,493
Sumitomo Realty & Development	9,500		294,311
Suntory Beverage & Food	4,300		165,795
Suzuki Motor	11,200		478,196
Sysmex	5,100		484,254
T&D Holdings	15,800		233,446
Taisei	5,500		180,168
Taisho Pharmaceutical Holdings	1,200		58,963
Taiyo Nippon Sanso	4,700		93,313
Takeda Pharmaceutical	47,523		1,376,562
TDK	11,700		421,966
Terumo	19,400		709,142
The Chiba Bank	16,200		104,909
The Kansai Electric Power Company	21,699		205,117
The Shizuoka Bank	13,600		106,749
TIS	6,900		181,390
Tobu Railway	5,800		136,023
Toho	3,400		131,838
Tokio Marine Holdings	19,000		1,135,250
Tokyo Century	1,100		54,405
Tokyo Electric Power Holdings	47,172	[a]	125,711
Tokyo Electron	4,500		2,187,350
Tokyo Gas	11,000		222,179
Tokyu	15,310		203,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Japan - 22.2% (continued)
Toppan Printing	8,100		154,678
Toray Industries	42,700		271,397
Toshiba	12,300		509,757
Tosoh	8,000		125,179
TOTO	4,200		181,623
Toyo Suisan Kaisha	2,700		110,874
Toyota Industries	4,300		335,994
Toyota Motor	318,975		6,311,613
Toyota Tsusho	6,400		259,802
Trend Micro	4,100		218,011
Tsuruha Holdings	1,200		96,612
Unicharm	12,300		476,011
USS	6,700		109,627
Welcia Holdings	2,900		78,626
West Japan Railway	6,500		273,103
Yakult Honsha	3,800		192,927
Yamaha	4,100		186,692
Yamaha Motor	8,700		207,647
Yamato Holdings	8,500		181,365
Yaskawa Electric	7,100		298,116
Yokogawa Electric	7,000		114,820
Z Holdings	80,000		408,750
ZOZO	3,800		101,211
			112,307,725
Jordan - .0%
Hikma Pharmaceuticals	4,997	[a]	140,432
Luxembourg - .3%
ArcelorMittal	20,193	[a]	602,401
Aroundtown	30,526	[a]	187,347
Eurofins Scientific	3,988	[a]	400,015
Tenaris	14,173		172,221
			1,361,984
Macau - .0%
Sands China	69,813	[a]	195,843
Netherlands - 6.1%
ABN AMRO Bank-CVA	12,362	[a,c]	198,682
Adyen	595	[a,c]	1,213,319
Aegon	54,220	[a]	306,663
Akzo Nobel	5,632	[a]	583,261
argenx	1,370	[a]	365,242
ASM International	1,421	[a]	493,596
ASML Holding	12,433		8,504,187
Euronext	2,618	[a,c]	252,064
EXOR	3,213	[a]	269,512

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Netherlands - 6.1% (continued)
Heineken	7,827	[a]	840,215
Heineken Holding	3,430	[a]	301,128
IMCD	1,692	[a]	291,861
ING Groep	117,430	[a]	1,733,566
JDE Peet's	3,145		94,134
Just Eat Takeaway.com	5,505	[a,c]	272,374
Koninklijke Ahold Delhaize	31,455	[a]	1,019,749
Koninklijke DSM	5,257	[a]	990,098
Koninklijke KPN	102,069		335,973
Koninklijke Philips	27,456		910,897
NN Group	8,065	[a]	451,902
Prosus	28,068	[a]	2,337,957
QIAGEN	6,979	[a]	342,999
Randstad	3,622	[a]	236,422
Shell	232,737		5,905,209
Stellantis	14,164	[a]	274,528
Stellantis	47,063	[a]	909,582
Universal Music Group	21,781	[a]	541,023
Wolters Kluwer	7,993	[a]	814,328
			30,790,471
New Zealand - .2%
Auckland International Airport	38,186	[a]	180,773
Fisher & Paykel Healthcare	17,351		319,481
Mercury NZ	20,464	[a]	74,939
Meridian Energy	39,215	[a]	112,879
Ryman Healthcare	13,042		84,948
Spark New Zealand	54,826	[a]	156,385
Xero	3,982	[a]	323,082
			1,252,487
Norway - .7%
Adevinta	7,205	[a]	75,586
Aker BP	3,750		129,525
DNB Bank	27,969	[a]	665,266
Equinor	29,397		809,844
Gjensidige Forsikring	6,028		147,064
Mowi	13,138		322,639
Norsk Hydro	40,004	[a]	307,186
Orkla	23,219	[a]	221,855
Schibsted, Cl. A	2,247	[a]	66,492
Schibsted, Cl. B	3,026	[a]	79,776
Telenor	21,282	[a]	351,198
Yara International	5,025	[a]	258,277
			3,434,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Poland - .0%
InPost	6,142	[a]	50,085
Portugal - .2%
Banco Espirito Santo	118,053	[a,e]	0
EDP - Energias de Portugal	84,471	[a]	433,648
Galp Energia	14,452		159,345
Jeronimo Martins	8,248	[a]	198,440
			791,433
Singapore - 1.2%
Ascendas Real Estate Investment Trust	102,527	[a]	209,881
CapitaLand Integrated Commercial Trust	148,477		213,636
Capitaland Investment	80,000	[a]	204,812
City Developments	12,500	[a,b]	65,325
DBS Group Holdings	54,848		1,436,821
Genting Singapore	169,527	[a]	92,257
Keppel	44,400		185,989
Mapletree Commercial Trust	63,900		85,264
Mapletree Logistics Trust	90,311		113,201
Oversea-Chinese Banking	101,824	[a]	943,001
Sea, ADR	4,210	[a]	632,805
Singapore Airlines	41,233	[b]	153,160
Singapore Exchange	24,300		167,814
Singapore Technologies Engineering	48,100	[a]	133,114
Singapore Telecommunications	247,351		445,898
United Overseas Bank	35,463	[a]	788,619
UOL Group	14,011	[a]	75,733
Venture	8,500	[a]	111,131
Wilmar International	55,700	[a]	176,500
			6,234,961
Spain - 2.4%
ACS Actividades de Construccion y Servicios	7,348		185,545
Aena SME	2,229	[a,c]	361,770
Amadeus IT Group	13,601	[a]	933,146
Banco Bilbao Vizcaya Argentaria	201,923	[a]	1,285,217
Banco Santander	521,592	[a]	1,828,328
CaixaBank	134,250	[a]	431,273
Cellnex Telecom	15,567	[c]	709,897
EDP Renovaveis	8,852	[a]	187,474
Enagas	8,154		176,710
Endesa	9,315		209,627
Ferrovial	15,010		417,201
Grifols	8,920	[a]	157,175
Iberdrola	179,531		2,073,907
Iberdrola	2,992	[a]	34,151

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Spain - 2.4% (continued)
Industria de Diseno Textil	32,808	[a]	991,280
Natural Energy Group	5,946	[b]	188,891
Red Electrica	12,779		257,873
Repsol	44,190		559,896
Siemens Gamesa Renewable Energy	7,150	[a,b]	155,763
Telefonica	162,335	[a]	758,351
			11,903,475
Sweden - 3.5%
Alfa Laval	9,579	[a]	324,101
Assa Abloy, Cl. B	30,273		829,373
Atlas Copco, Cl. A	20,199		1,187,162
Atlas Copco, Cl. B	11,853		603,801
Boliden	8,348	[a]	337,238
Electrolux, Cl. B	6,780		140,504
Embracer Group	14,221	[a,b]	142,198
Epiroc, Cl. A	19,710		418,949
Epiroc, Cl. B	11,938		215,437
EQT	9,041		352,414
Essity, Cl. B	18,269		514,276
Evolution	5,176	[a,c]	642,707
Fastighets AB Balder, CI. B	3,213	[a]	212,133
Getinge, Cl. B	6,798		266,468
Hennes & Mauritz, Cl. B	22,288		441,688
Hexagon, Cl. B	59,259	[a]	800,660
Husqvarna, Cl. B	12,603	[a]	175,999
Industrivarden, Cl. A	4,011	[a]	126,536
Industrivarden, Cl. C	4,879	[a]	151,342
Investment AB Latour, Cl. B	4,286	[a]	132,883
Investor, Cl. A	14,834		338,646
Investor, Cl. B	54,802		1,192,775
Kinnevik, Cl. B	7,163	[a]	214,864
L E Lundbergforetagen, Cl. B	2,270	[a]	116,303
Lifco, Cl. B	6,819	[a]	159,084
Lundin Energy	6,060		245,256
Nibe Industrier, Cl. B	42,834	[a]	405,682
Sagax, Cl. B	4,921	[a]	142,619
Sandvik	33,958		893,147
Securitas, Cl. B	9,391	[a]	113,427
Sinch	15,770	[a,c]	161,432
Skandinaviska Enskilda Banken, Cl. A	48,959		631,196
Skanska, Cl. B	10,094	[a]	246,819
SKF, Cl. B	11,377	[a]	250,075
Svenska Cellulosa, Cl. B	18,502		321,913
Svenska Handelsbanken, Cl. A	43,552	[a]	463,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Sweden - 3.5% (continued)
Swedbank, Cl. A	27,154		531,553
Swedish Match	48,099	[a]	370,543
Tele2, Cl. B	15,416		223,777
Telefonaktiebolaget LM Ericsson, Cl. B	87,794		1,089,610
Telia	79,100		311,516
Volvo, Cl. A	6,036		137,567
Volvo, Cl. B	43,209		974,335
			17,551,067
Switzerland - 10.6%
ABB	49,406	[a]	1,707,618
Adecco Group	4,695	[a]	223,512
Alcon	15,031	[a]	1,159,176
Bachem Holding	191	[a]	113,366
Baloise Holding	1,404	[a]	245,833
Barry Callebaut	110		252,769
Chocoladefabriken Lindt & Spruengli	3	[a]	345,345
Chocoladefabriken Lindt & Spruengli-PC	32	[a]	372,523
Cie Financiere Richemont, CI. A	15,701	[a]	2,276,953
Clariant	6,610	[a]	140,125
Coca-Cola HBC	5,877	[a]	194,906
Credit Suisse Group	79,475	[a]	753,437
EMS-Chemie Holding	215	[a]	217,483
Geberit	1,079	[a]	733,344
Givaudan	277		1,149,121
Glencore	300,364	[a]	1,569,980
Holcim	15,704	[a]	848,908
Julius Baer Group	6,603	[a]	431,326
Kuehne + Nagel International	1,660	[a]	470,438
Logitech International	5,158	[a]	433,379
Lonza Group	2,240		1,541,865
Nestle	84,673	[a]	10,908,586
Novartis	65,903	[a]	5,729,828
Partners Group Holding	683	[a]	950,268
Roche Holding	21,133	[a]	8,171,412
Roche Holding-BR	978	[a]	402,262
Schindler Holding	612	[a]	153,540
Schindler Holding-PC	1,244	[a]	311,544
SGS	179		510,456
Sika	4,265	[a]	1,492,739
Sonova Holding	1,663	[a]	590,811
STMicroelectronics	20,542		965,360
Straumann Holding	310	[a]	512,476
Swiss Life Holding	946	[a]	607,874
Swiss Prime Site	2,321	[a]	229,342

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Switzerland - 10.6% (continued)
Swiss Re	9,073	[a]	984,643
Swisscom	780	[a]	444,948
Temenos	2,042	[a]	244,362
The Swatch Group	1,532	[a]	85,840
The Swatch Group-BR	884	[a]	257,509
UBS Group	105,798		1,961,591
VAT Group	809	[a,c]	329,151
Vifor Pharma	1,448	[a]	256,094
Zurich Insurance Group	4,526	[a]	2,161,198
			53,443,241
United Arab Emirates - .0%
NMC Health	4,176	[a,e]	1
United Kingdom - 13.2%
3i Group	29,533		550,236
abrdn	63,870	[a]	208,442
Admiral Group	5,849	[a]	248,395
Anglo American	38,870	[a]	1,704,535
Ashtead Group	13,541		967,305
Associated British Foods	10,625		279,600
AstraZeneca	46,596	[a]	5,406,902
Auto Trader Group	29,118	[c]	263,256
AVEVA Group	3,633		143,795
Aviva	117,654	[a]	693,661
BAE Systems	96,818	[a]	755,416
Barclays	508,997	[a]	1,368,166
Barratt Developments	31,059	[a]	257,341
BP	605,218		3,121,890
British American Tobacco	65,570		2,790,714
BT Group	268,110	[b]	709,901
Bunzl	10,035		375,077
Burberry Group	12,062		304,454
CNH Industrial	31,255	[a]	473,493
Coca-Cola European Partners	6,242		356,730
Compass Group	53,552		1,215,582
Croda International	4,183	[a]	450,680
Diageo	70,203		3,538,716
Entain	17,431	[a]	376,613
Evraz	14,456		98,678
Ferguson	6,672	[a]	1,050,267
GlaxoSmithKline	151,350		3,349,383
Halma	11,334		384,166
Hargreaves Lansdown	10,750	[a]	194,699
HSBC Holdings	614,403	[a]	4,403,699
Imperial Brands	28,434		672,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
United Kingdom - 13.2% (continued)
Informa	45,780	[a]	346,977
InterContinental Hotels Group	5,598	[a]	369,702
Intertek Group	4,928	[a]	356,653
J Sainsbury	53,618		210,491
JD Sports Fashion	78,802	[a]	201,606
Johnson Matthey	5,795		152,786
Kingfisher	62,799	[a]	282,210
Land Securities Group	21,343		228,201
Legal & General Group	179,712	[a]	701,104
Lloyds Banking Group	2,134,977	[a]	1,486,405
London Stock Exchange Group	9,937	[a]	970,637
M&G	76,286	[a]	223,782
Melrose Industries	132,736	[a]	270,222
Mondi	14,420	[a]	360,733
National Grid	113,853		1,663,473
Natwest Group	172,303	[a]	567,467
Next	4,058		412,952
Ocado Group	14,858	[a]	302,554
Pearson	22,761	[a]	188,973
Persimmon	9,750	[a]	316,635
Phoenix Group Holdings	19,827	[a]	177,708
Prudential	78,676	[a]	1,323,234
Reckitt Benckiser Group	21,483	[a]	1,742,235
RELX	58,167	[a]	1,782,893
Rentokil Initial	55,420	[a]	387,521
Rio Tinto	33,782	[a]	2,379,916
Rolls-Royce Holdings	249,627	[a]	389,684
Schroders	3,753	[a]	172,078
Segro	36,122	[a]	633,780
Severn Trent	7,469		289,199
Smith & Nephew	26,275	[a]	446,398
Smiths Group	11,727	[a]	247,169
Spirax-Sarco Engineering	2,205	[a]	395,487
SSE	31,404		670,784
St. James's Place	16,043	[a]	330,869
Standard Chartered	78,647	[a]	575,718
Taylor Wimpey	108,331	[a]	221,817
Tesco	233,579	[a]	935,050
The Berkeley Group Holdings	3,416	[a]	194,409
The British Land Company	26,588		198,314
The Sage Group	32,145		313,274
Unilever	26,104		1,327,145
Unilever	51,955		2,638,088
United Utilities Group	20,712		297,956

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
United Kingdom - 13.2% (continued)
Vodafone Group		831,333		1,462,612
Whitbread		6,142	[a]	252,481
WPP		36,061	[a]	563,040
				66,676,256
Total Common Stocks (cost $289,613,168)				496,253,716
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	2.45	1,689	[a]	144,477
Fuchs Petrolub	2.66	2,057	[a]	88,598
Henkel & Co.	2.54	5,366	[a]	436,961
Porsche Automobil Holding	2.56	4,568	[a]	423,972
Sartorius	0.17	784	[a]	419,716
Volkswagen	2.64	5,618	[a]	1,157,797
Total Preferred Stocks (cost $1,348,008)				2,671,521
		Number of Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y Servicios expiring 2/3/2022 (cost $3,932)		7,348		3,678
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,873,686)	0.09	3,873,686	[f]	3,873,686

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,528,258)	0.09	4,528,258	[f]	4,528,258
Total Investments (cost $299,367,052)		100.2%		507,330,859
Liabilities, Less Cash and Receivables		(.2%)		(1,085,661)
Net Assets		100.0%		506,245,198

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

STATEMENT OF INVESTMENTS (Unaudited) (continued)

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $7,530,866 and the value of the collateral was $7,844,921, consisting of cash collateral of $4,528,258 and U.S. Government & Agency securities valued at $3,316,663. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $8,586,716 or 1.7% of net assets.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2022, the value of these securities amounted to $147,426 or ..03% of net assets.

e The fund held Level 3 securities at January 31, 2022. These securities were valued at $1 or .0% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	43	3/18/2022	4,982,781	4,805,895	(176,886)
Gross Unrealized Depreciation				(176,886)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,490,061	491,763,654	††	1	496,253,716
Equity Securities - Preferred Stocks	-	2,671,521	††	-	2,671,521
Investment Companies	8,401,944	-		-	8,401,944
Rights	-	3,678	††	-	3,678
Liabilities ($)
Other Financial Instruments:
Futures†††	(176,886)	-		-	(176,886)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized appreciation on investments was $207,963,807, consisting of $229,179,264 gross unrealized appreciation and $21,215,457 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.